ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Dividends Payable [Line Items]
Resolution	The board of directors on May 21, 2018 and May 22, 2019
Type of shares	Common stock
Total dividends paid	¥ 58,962	¥ 49,984
Dividend per share	¥ 46.00	¥ 39.00
Date of record for dividend	Mar. 31, 2019	Mar. 31, 2018
Effective date for dividend	Jun. 03, 2019	Jun. 05, 2018
Dividend resource	Retained earnings
Effective Date [Member]
Dividends Payable [Line Items]
Resolution	The board of directors on October 26, 2018 and October 28, 2019
Type of shares	Common stock
Total dividends paid	¥ 44,862	¥ 38,453
Dividend per share	¥ 35.00	¥ 30.00
Date of record for dividend	Sep. 30, 2019	Sep. 30, 2018
Effective date for dividend	Dec. 03, 2019	Dec. 04, 2018